Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
10.	Intangible Assets and Goodwill

Intangible Assets

The table below summarizes the Company’s intangible assets at June 30, 2020 and December 31, 2019 (in thousands):

	Useful	Weighted Average	June 30, 2020
	Lives (Years)	Remaining Life (Years)	Intangible Assets	Accumulated Amortization	Net Balance
Human animation technologies	7	5.1	$123,436	(33,463)	$89,973
Trademark and trade names	7	5.1	7,746	(2,102)	5,644
Animation and visual effects technologies	7	5.1	6,016	(1,633)	4,383
Digital asset library	5-7	4.9	7,536	(1,897)	5,639
Intellectual Property	7	5.1	828	(225)	603
Customer relationships	2	1.8	23,678	(2,960)	20,718
fuboTV Tradename	9	8.8	38,197	(1,061)	37,136
Software and technology	9	8.8	181,737	(5,048)	176,689
Total			$389,174	$(48,389)	$340,785

		Weighted Average	December 31, 2019
	Useful Lives (Years)	Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	$—	$(24,646)	$98,790
Trademark and trade names	7	6	9,432	(1,686)	(1,549)	6,197
Animation and visual effects technologies	7	6	6,016	—	(1,203)	4,813
Digital asset library	5-7	5.5	7,505	—	(1,251)	6,254
Intellectual Property	7	6	3,258	(2,430)	(236)	592
Customer relationships	11	11	4,482	(4,482)	—	—
Total			$154,129	$(8,598)	$(28,885)	$116,646

The Company recorded amortization expense of $14.3 million and $5.2 million during the three months ended June 30, 2020 and 2019, respectively, and $19.5 million and $10.3 million during the six months ended June 30, 2020 and 2019, respectively.

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$28,572
2021	57,144
2022	48,266
2023	45,306
2024	45,233
Thereafter	116,264
Total	$340,785

Goodwill

The following table is a summary of the changes to goodwill for the three and six months ended June 30, 2020 (in thousands):

Balance – December 31, 2019	$227,763
Deconsolidation of Nexway	(51,168)
Balance – March 31, 2020	$176,595
Acquisition of fuboTV Pre-Merger	562,908
Less: transfer to asset held for sale	(28,541)
Balance – June 30, 2020	$710,962